U.S. SECURITIES AND EXCHANGE COMMISSION
				      Washington, D.C.  20549

				      FORM 24F-2
			   Annual Notice of Securities Sold
				     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
				   Please print or type.

 1.  Name and address of issuer:

	    Select Advisors Trust A
	    311 Pike Street
	    Cincinnati, Ohio  45202

 2.  Name of each series or class of funds for which this notice is filed:

	    Emerging Growth Fund A
	    International Equity Fund A
	    Growth & Income Fund A
	    Balanced Fund A
	    Income Opportunity Fund A
	    Bond Fund A
	    Municipal Bond Fund A
	    Standby Income Fund

 3.  Investment Company Act File Number:  811-8380

     Securities Act File Number: 33-75764

 4.  Last day of fiscal year for which this notice is filed: December 31,
     1996

 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
																		       [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

 9. Number and aggregate sale price of securities sold during the fiscal year:

      Series of Registrant                    Number          Sale Price

      Emerging Growth Fund A                  117,342         $ 1,395,367
      International Equity Fund A              57,446             589,156
      Growth & Income Fund A                  143,229           2,031,071
      Balanced Fund A                          43,756             517,003
      Income Opportunity Fund A               302,698           3,252,056
      Bond Fund A                              37,352             380,914
      Municipal Bond Fund A                    19,639             198,986
      Standby Income Fund                      78,751             786,903

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Series of Registrant                    Number          Sale Price

      Emerging Growth Fund A                  117,342         $ 1,395,367
      International Equity Fund A              57,446             589,156
      Growth & Income Fund A                  143,229           2,031,071
      Balanced Fund A                          43,756             517,003
      Income Opportunity Fund A               302,698           3,252,056
      Bond Fund A                              37,352             380,914
      Municipal Bond Fund A                    19,639             198,986
      Standby Income Fund                      78,751             786,903

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Series of Registrant                    Number          Sale Price

      Emerging Growth Fund A                   18,223         $  209,586
      International Equity Fund A               1,867             19,556
      Growth & Income Fund A                   21,488            306,020
      Balanced Fund A                           9,580            117,896
      Income Opportunity Fund A                33,129            355,988
      Bond Fund A                               4,279             43,460
      Municipal Bond Fund A                     4,668             46,881
      Standby Income Fund                      30,835            308,115

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
	    during the fiscal year in reliance on
	    rule 24f-2 (from Item 10):                          $9,151,456

     (ii)   Aggregate price of shares issued in
	    connection with dividend reinvestment
	    plans (from Item 11, if applicable):                +1,407,502

     (iii)  Aggregate price of shares redeemed or
	    repurchased during the fiscal year (if
	    applicable):                                        -3,132,360

     (iv)   Aggregate price of shares redeemed or
	    repurchased and previously applied as
	    a reduction to filing fees pursuant to
	    rule 24e-2 (if applicable):                             +0

     (v)    Net aggregate price of securities sold
	    and issued during the fiscal year in
	    reliance on rule 24f-2 [line (i), plus
	    line (ii), less line (iii), plus line
	    (iv)] (if applicable):                               7,426,598

     (vi)   Multiplier prescribed by Section 6(b)
	    of the Securities Act of 1933 or other
	    applicable law or regulation (see
	    Instruction C.6):                               x       1/3300

     (vii)  Fee due [line (i) or line (v) multiplied
	    by line (vi)]:                                       $2,250.48

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).
												   [X]
     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository:   February 25, 1997

			   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)        /s/Paul J. Jasinski

				     ----------------------

					 Paul J. Jasinski
					 Assistant Treasurer

      Date:  February 26, 1997